Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	$ 4,482	$ 4,656
Acquisitions		121
Divestitures		(250)
Foreign currency translation	25	(44)
Balance at the end of the period	4,507	4,482
Global Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	2,662	2,948
Acquisitions		0
Divestitures		(250)
Foreign currency translation	16	(36)
Balance at the end of the period	2,678	2,662
Global Gaming
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,444	1,446
Acquisitions		0
Divestitures		0
Foreign currency translation	1	(2)
Balance at the end of the period	1,446	1,444
PlayDigital
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	376	261
Acquisitions		121
Divestitures		0
Foreign currency translation	8	(6)
Balance at the end of the period	$ 384	$ 376